Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Jul. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
REVENUE
Commission income	$ 1,680,043	$ 1,327,290			$ 5,326,375	$ 2,710,376
Total revenue	1,680,043	1,327,290			5,326,375	2,710,376
OPERATING EXPENSES
Commission expense	399,322	182,092			1,178,806	416,763
Salaries and wages	883,884	632,792			2,620,380	1,501,198
General and administrative expenses	1,116,907	725,573			3,320,779	1,793,292
Marketing and advertising	27,212	43,856			128,471	121,105
Depreciation and amortization	344,888	269,445			1,003,070	404,995
Total operating expenses	2,772,213	1,853,758			8,251,506	4,237,353
Income loss from operations	(1,092,170)	(526,468)			(2,925,131)	(1,526,977)
Other expense, net	(139,397)	(105,386)			(424,647)	(207,838)
Total non-operating expenses	(139,397)	(105,386)			(424,647)	(207,838)
Net income (loss)	$ (1,231,567)	$ (631,854)			$ (3,349,778)	$ (1,734,815)
Basic and diluted loss per share	$ (0.00)	$ (0.00)			$ (0.01)	$ (0.00)
Weighted average number of shares outstanding	356,751,236	327,276,031			356,938,348	320,508,240
Successor [Member]
REVENUE
Commission income			$ 390,770				$ 4,450,785
Total revenue			390,770				4,450,785
OPERATING EXPENSES
Commission expense			156,763				705,714
Salaries and wages			142,016				2,316,533
General and administrative expenses			885,800				3,638,896
Marketing and advertising			1,121				165,574
Depreciation and amortization			25,451				727,979
Total operating expenses			1,211,151				7,554,696
Income loss from operations			(820,381)				(3,103,911)
Other expense, net			(27,924)				(391,570)
Settlement agreement expense			(306,981)
Total non-operating expenses			(334,905)				(391,570)
Net income (loss)			$ (1,155,286)				$ (3,495,481)
Basic and diluted loss per share			$ (0.01)				$ (0.01)
Weighted average number of shares outstanding			180,479,232				246,656,149
Predecessor [Member]
REVENUE
Commission income				$ 627,991
Total revenue				627,991
OPERATING EXPENSES
Commission expense				283,282
Salaries and wages				95,738
General and administrative expenses				181,400
Marketing and advertising				5,193
Depreciation and amortization				1,778
Total operating expenses				567,391
Income loss from operations				60,600
Other expense, net				(2,279)
Settlement agreement expense
Total non-operating expenses				(2,279)
Net income (loss)				$ 58,321